Income Taxes - Movements in Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	$ 15,343
Deferred tax liabilities	(16,190)
Net deferred tax assets (liabilities)	(847)	$ (1,245)
Deferred tax assets	4,219	15,343
Deferred tax liabilities	(1,897)	(16,190)
Net deferred tax assets (liabilities)	2,322	(847)
Total deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	29,989	40,001
Recovered through (charged to) earnings	4,222	(8,699)
Recovered through (charged to) other comprehensive income	361	(35)
Recovered through (charged to) equity		(1,278)
Deferred tax assets	34,572	29,989
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	23,740	31,903
Recovered through (charged to) earnings	4,293	(6,842)
Recovered through (charged to) other comprehensive income	243	(43)
Recovered through (charged to) equity		(1,278)
Deferred tax assets	28,276	23,740
Capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	56	142
Recovered through (charged to) earnings	271	(86)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity		0
Deferred tax assets	327	56
Finance costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	64	118
Recovered through (charged to) earnings	500	(54)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity		0
Deferred tax assets	564	64
Investment tax credit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0	1,282
Recovered through (charged to) earnings		(1,282)
Recovered through (charged to) other comprehensive income		0
Recovered through (charged to) equity		0
Deferred tax assets		0
Derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0	26
Recovered through (charged to) earnings		(26)
Recovered through (charged to) other comprehensive income		0
Recovered through (charged to) equity		0
Deferred tax assets		0
Leases
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	6,238	6,529
Recovered through (charged to) earnings	(989)	(287)
Recovered through (charged to) other comprehensive income	96	(4)
Recovered through (charged to) equity		0
Deferred tax assets	5,345	6,238
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(109)	1
Recovered through (charged to) earnings	147	(122)
Recovered through (charged to) other comprehensive income	22	12
Recovered through (charged to) equity		0
Deferred tax assets	60	(109)
Total deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(30,836)	(41,246)
Recovered through (charged to) earnings	(1,033)	10,362
Recovered through (charged to) other comprehensive income	(381)	48
Recovered through (charged to) equity		0
Deferred tax liabilities	(32,250)	(30,836)
Convertible debenture
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	0	(3,402)
Recovered through (charged to) earnings		3,402
Recovered through (charged to) other comprehensive income		0
Recovered through (charged to) equity		0
Deferred tax liabilities		0
Investment in associates
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	0	(12)
Recovered through (charged to) earnings		12
Recovered through (charged to) other comprehensive income		0
Recovered through (charged to) equity		0
Deferred tax liabilities		0
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(7,742)	(12,624)
Recovered through (charged to) earnings	(497)	4,826
Recovered through (charged to) other comprehensive income	(402)	56
Recovered through (charged to) equity		0
Deferred tax liabilities	(8,641)	(7,742)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(12,380)	(16,265)
Recovered through (charged to) earnings	(6,206)	3,893
Recovered through (charged to) other comprehensive income	52	(8)
Recovered through (charged to) equity		0
Deferred tax liabilities	(18,534)	(12,380)
Inventory
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(5,709)	(5,218)
Recovered through (charged to) earnings	603	(491)
Recovered through (charged to) other comprehensive income	(32)	0
Recovered through (charged to) equity		0
Deferred tax liabilities	(5,138)	(5,709)
Biological assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(4,863)	(2,070)
Recovered through (charged to) earnings	5,640	(2,793)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity		0
Deferred tax liabilities	777	(4,863)
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(142)	(1,655)
Recovered through (charged to) earnings	(573)	1,513
Recovered through (charged to) other comprehensive income	1	0
Recovered through (charged to) equity		0
Deferred tax liabilities	(714)	(142)
Net deferred tax assets (liabilities)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Recovered through (charged to) earnings	3,189	1,663
Recovered through (charged to) other comprehensive income	$ (20)	13
Recovered through (charged to) equity		$ (1,278)